Document and Entity Information	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	HORNBECK OFFSHORE SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32936
Entity Tax Identification Number	95-3409686
Entity Address Address Line 1	103 Northpark Boulevard
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Covington
Entity Address State Or Province	LA
Entity Address Postal Zip Code	70433
City Area Code	985
Local Phone Number	727-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	HOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Hornbeck Offshore Services, Inc. (f/k/a Helix Energy Solutions Group, Inc.), a Delaware corporation (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on September 1, 2026 (the “Original Report”). As previously disclosed in the Original Report, on September 1, 2026, the Company completed its business combination (the “Business Combination”) with legacy Hornbeck Offshore Services, Inc., a Delaware corporation (“Legacy Hornbeck”), pursuant to that certain Agreement and Plan of Merger, dated as of April 22, 2026, by and among Helix Energy Solutions Group, Inc., a Minnesota corporation (“Helix”), Legacy Hornbeck, Odyssey Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Helix, and Hercules Sub LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Helix. In connection with the completion of the Business Combination, Helix converted from a Minnesota corporation to a Delaware corporation and changed its name from “Helix Energy Solutions Group, Inc.” to “Hornbeck Offshore Services, Inc.”This Amendment is being filed solely to provide the pro forma financial information required by Item 9.01(b) of Form 8-K that was not included in the Original 8-K at the time of its initial filing, as permitted by Item 9.01(b)(2) of Form 8-K.
Entity Central Index Key	0000866829